Supplemental Financial Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Financial Information
Supplemental Financial Information

Note 2: Supplemental Financial Information

Supplemental Statement of Operations Information

The following table details the components of “Other income (expense)” on the Consolidated Statements of Operations:

	Three months ended September 30,		Nine months ended September 30,
(in millions)	2013	2012	2013	2012
Investment (losses) and gains	$—	$(8.1)	$2.3	$(7.8)
Derivative financial instruments losses	(25.5)	(43.0)	(11.3)	(86.8)
Divestitures, net	2.3	—	2.3	—
Non-operating foreign currency (losses) and gains	(13.0)	(0.9)	(14.2)	11.8
Other income (expense)	$(36.2)	$(52.0)	$(20.9)	$(82.8)

Supplemental Cash Flow Information

Due to the short period of time between receipt of cash from the associations and payment to the merchants, which typically occurs intra-day except on weekends, the changes in settlement assets and obligations are presented on a net basis within operating activities in the Consolidated Statements of Cash Flows. Because the changes in the settlement assets balance exactly offset changes in settlement obligations, the activity nets to zero.

During the nine months ended September 30, 2013 and 2012, the Company entered into capital leases, net of trade-ins, totaling approximately $109 million and $49 million, respectively.

Refer to Note 9 of these Consolidated Financial Statements for information concerning the Company’s stock-based compensation plans.

Note 9: Supplemental Financial Information

Supplemental Statements of Operations Information

The following table details the components of “Other income (expense)” on the Consolidated Statements of Operations:

	Year ended December 31,
(in millions)	2012	2011	2010
Investment (losses) and gains	$(7.7)	$—	$2.5
Derivative financial instruments (losses) and gains	(91.4)	58.2	(58.3)
Divestitures, net	—	57.4	18.7
Non-operating foreign currency gains	4.8	5.3	21.2
Other	—	3.2	—
Other income (expense)	$(94.3)	$124.1	$(15.9)

Supplemental Balance Sheet Information

	As of December 31,
(in millions)	2012	2011
Current assets:
Accounts receivable:
Customers	$1,713.8	$1,682.8
Due from unconsolidated merchant alliances	37.0	36.8
Leasing receivables	99.8	93.1
Interest and other receivables	30.4	54.0
	1,881.0	1,866.7
Less allowance for doubtful accounts-other receivables	(29.9)	(14.2)
Less allowance for doubtful accounts-leasing receivables	(3.4)	(3.9)
	$1,847.7	$1,848.6

Other current assets:
Prepaid expenses	$92.0	$113.5
Inventory	72.2	89.3
Deferred and other income tax assets	78.3	120.1
Derivative financial instruments	11.1	—
	$253.6	$322.9

	As of December 31,
(in millions)	2012	2011
Property and equipment:
Land	$88.6	$95.8
Buildings	319.4	322.2
Leasehold improvements	51.9	56.1
Equipment and furniture	1,103.4	1,026.2
Equipment under capital lease	316.8	278.5
	1,880.1	1,778.8
Less accumulated depreciation	(1,024.3)	(842.9)
	$855.8	$935.9

Other long-term assets:
Accounts receivable, net of allowance for doubtful accounts of $2.1(2012)	$180.7	$160.3
Leasing Receivables, net of allowance for doubtful accounts of $10.6 (2012) and $10.3 (2011)	277.7	257.6
Investments	13.9	24.2
Regulatory and escrowed cash	5.1	13.9
Derivative financial instruments	89.8	76.3
Deferred financing costs, net of amortization	218.2	269.8
Deferred income tax assets	10.4	10.5
Pension assets	—	13.7
Other	29.2	17.8
	$825.0	$844.1

Other current liabilities:
Accrued interest expense	$496.0	$439.5
Other accrued expenses	554.8	537.5
Compensation and benefit liabilities	307.2	284.6
Derivative financial instruments	0.3	156.7
Due to unconsolidated merchant alliances	8.7	6.9
Other	233.6	217.9
	$1,600.6	$1,643.1

Other long-term liabilities:
Pension obligations	$103.3	$91.1
Derivative financial instruments	171.8	39.7
Income taxes payable	353.0	475.6
Other	193.8	157.2
	$821.9	$763.6

Supplemental Cash Flow Information

Supplemental cash flow information is summarized as follows:

	Year ended December 31,
(in millions)	2012	2011	2010
Income tax payments, net of refunds received	$70.1	$67.2	$100.5
Interest paid	$1,793.9	$1,458.2	$1,494.9
Distributions received from equity method investments	$244.5	$194.8	$194.1

Significant non-cash transactions. During 2011 and 2010, the principal amount of FDC’s senior notes due 2015 increased by $73.1 million and $362.5 million, respectively, resulting from the “payment” of accrued interest expense. The decrease in the amount of interest expense accrued during 2011 is due to the December 2010 exchange of notes discussed below.  The terms of FDC’s senior unsecured notes due 2015 require interest to be paid in cash for all periods after October 1, 2011.

In December 2011, the Company exchanged substantially all of its aggregate principal amounts of $3.0 billion of its 12.625% senior notes due 2021 for publicly tradable notes having substantially identical terms and guarantees, except that the exchange notes will be freely tradable.

In December 2010, the Company exchanged $3.0 billion of its 9.875% senior notes due 2015 and $3.0 billion of its 10.550% senior PIK notes due 2015 for $2.0 billion of 8.25% senior second lien notes due 2021, $1.0 billion of 8.75%/10.00% PIK toggle senior second lien notes due 2022 and $3.0 billion of 12.625% senior notes due 2021.

There were no expenditures, other than professional fees, or receipts of cash associated with the registration statement or exchange offer described above.

During 2012, 2011 and 2010, the Company entered into capital leases, net of trade-ins, totaling approximately $55 million, $106 million and $65 million, respectively.

As discussed in Note 3 of these Consolidated Financial Statements, the Company acquired 100% of Clover Network, Inc. and recorded a $20 million liability for the contingent consideration due to outside investors based upon the net present value of the Company’s estimate of the future payments.

Also discussed in Note 3 of these Consolidated Financial Statements, the Company acquired the remaining approximately 30 percent noncontrolling interest in Omnipay for approximately 37.1 million euro, of which 19.0 million euro ($25.1 million) was paid in April 2012 with the remainder to be paid in April 2013.

In November 2011, the Company contributed the assets of its transportation business to an alliance in exchange for a 30% interest in the alliance. Refer to Note 18 of these Consolidated Financial Statements for additional information.

Refer to Note 13 of these Consolidated Financial Statements for information concerning the Company’s stock-based compensation plans.